Annual Fund Operating Expenses - Cohen & Steers Real Estate Securities Fund	May 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.13%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.78%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.09%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.87%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.10%
Component2 Other Expenses	none
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.28%
Class Z
Operating Expenses:
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.10%
Component2 Other Expenses	none
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.78%
Class F
Operating Expenses:
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.10%
Component2 Other Expenses	none
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.78%

[1]	The maximum shareholder service fee for Class I shares is 0.10%.